Schedule of Investments (unaudited)	iShares® MSCI Intl Value Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.4%
Aurizon Holdings Ltd.	371,689	$809,581
BHP Group Ltd.	518,807	14,686,114
BlueScope Steel Ltd.	118,650	1,422,312
Dexus	152,080	628,119
Fortescue Metals Group Ltd.	240,053	3,414,949
Mirvac Group	871,147	1,010,751
Qantas Airways Ltd.(a)	93,714	293,597
Rio Tinto Ltd.	48,641	3,633,389
Santos Ltd.	310,677	1,515,935
Sonic Healthcare Ltd.	69,634	1,275,072
South32 Ltd.	1,037,981	2,220,638
Stockland	665,414	1,501,800
Vicinity Ltd.	643,387	696,872
Woodside Energy Group Ltd.	131,065	2,854,568
		35,963,697
Austria — 0.3%
Erste Group Bank AG	75,312	2,696,868
OMV AG	32,371	1,419,734
voestalpine AG	35,922	897,008
		5,013,610
Belgium — 0.9%
Ageas SA/NV.	28,286	1,086,545
Anheuser-Busch InBev SA/NV	180,268	10,256,898
Solvay SA	12,785	1,351,574
UCB SA	22,854	1,671,542
		14,366,559
Canada — 2.8%
AltaGas Ltd.	73,202	1,359,786
Canadian Tire Corp. Ltd., Class A, NVS	8,794	848,232
CGI Inc.(a)	36,202	3,495,024
Empire Co. Ltd., Class A, NVS	44,411	1,216,959
Fairfax Financial Holdings Ltd.	3,979	3,311,257
George Weston Ltd.	11,109	1,204,987
iA Financial Corp. Inc.	10,858	631,788
Kinross Gold Corp.	182,265	951,577
Loblaw Companies Ltd.	25,159	2,057,713
Lundin Mining Corp.	103,211	644,534
Magna International Inc.	47,955	2,304,468
Manulife Financial Corp.	331,937	5,778,229
Metro Inc.	37,816	1,920,865
Nutrien Ltd.	75,676	4,064,430
Onex Corp.	12,778	716,139
Open Text Corp.	99,188	3,311,631
Power Corp. of Canada	73,473	1,770,134
Saputo Inc.	42,048	848,995
Teck Resources Ltd., Class B	104,966	3,708,912
Tourmaline Oil Corp.	23,997	1,268,938
West Fraser Timber Co. Ltd.	15,240	1,028,528
		42,443,126
Denmark — 0.7%
AP Moller - Maersk A/S, Class A	1,823	2,976,524
AP Moller - Maersk A/S, Class B, NVS	2,853	4,753,756
Danske Bank A/S	151,725	3,559,274
		11,289,554
Finland — 0.6%
Nokia OYJ	2,642,727	8,802,080
Stora Enso OYJ, Class R	75,461	906,920
		9,709,000
Security	Shares	Value

France — 10.6%
Alstom SA	73,360	$993,475
ArcelorMittal SA	255,534	5,654,264
Arkema SA	9,323	873,591
AXA SA	205,470	6,088,163
BNP Paribas SA	288,332	16,580,245
Bollore SE	160,856	878,120
Bouygues SA	63,254	2,225,213
Capgemini SE	35,033	6,191,341
Carrefour SA	247,239	4,334,461
Cie. de Saint-Gobain	144,852	7,884,897
Cie. Generale des Etablissements Michelin SCA	133,122	3,954,849
Credit Agricole SA	335,991	4,057,055
Danone SA	119,703	7,121,186
Dassault Aviation SA	5,941	1,181,007
Eiffage SA	17,668	1,603,381
Engie SA	703,444	11,188,195
Eurazeo SE	5,958	335,892
Ipsen SA	8,206	969,887
Orange SA	420,607	4,947,197
Publicis Groupe SA	35,565	2,708,036
Renault SA	110,741	3,885,261
Sanofi	306,640	27,844,824
Societe Generale SA	340,082	7,642,245
TotalEnergies SE	334,804	22,384,156
Valeo.	41,406	547,101
Vinci SA	79,270	8,765,234
Vivendi SE	194,804	1,746,905
		162,586,181
Germany — 7.7%
BASF SE	147,571	6,818,835
Bayer AG, Registered	373,454	16,136,409
Bayerische Motoren Werke AG	111,191	10,341,243
Commerzbank AG	367,312	3,961,664
Continental AG	27,410	1,789,570
Covestro AG(a)(b)	25,853	1,309,769
Daimler Truck Holding AG	127,430	4,003,879
Deutsche Bank AG, Registered	864,727	9,515,933
Deutsche Lufthansa AG, Registered(a)	92,150	646,153
Deutsche Telekom AG, Registered.	384,865	8,352,981
E.ON SE	328,286	3,905,987
Evonik Industries AG	39,595	728,741
Fresenius Medical Care AG & Co. KGaA	73,998	2,458,669
Fresenius SE & Co. KGaA	204,955	5,272,113
HeidelbergCement AG	42,073	3,054,219
Henkel AG & Co. KGaA	27,875	1,761,710
Mercedes-Benz Group AG	257,096	15,126,051
Merck KGaA	19,670	2,970,925
RWE AG	132,839	5,083,138
Siemens AG, Registered	102,421	13,591,149
Talanx AG(a)	5,617	353,979
Volkswagen AG	12,837	1,483,956
		118,667,073
Hong Kong — 1.9%
BOC Hong Kong Holdings Ltd.	603,000	1,594,657
CK Asset Holdings Ltd.	639,000	3,193,929
CK Hutchison Holdings Ltd.	1,667,000	8,438,827
CK Infrastructure Holdings Ltd.	170,000	787,957
Hongkong Land Holdings Ltd.(c)	202,700	642,908
Jardine Matheson Holdings Ltd.	82,300	3,334,887
New World Development Co. Ltd.	351,000	644,197
Power Assets Holdings Ltd.	239,500	1,145,007

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sino Land Co. Ltd.(c)	1,910,000	$1,906,806
SITC International Holdings Co. Ltd.	555,000	854,924
Sun Hung Kai Properties Ltd.	217,000	2,228,308
Swire Pacific Ltd., Class A	97,500	622,814
WH Group Ltd.(b)	5,256,000	3,139,056
Xinyi Glass Holdings Ltd.	440,000	505,569
		29,039,846
Ireland — 0.2%
AIB Group PLC	177,345	769,947
Bank of Ireland Group PLC	160,146	1,435,183
		2,205,130
Israel — 0.8%
Bank Hapoalim BM	230,283	1,647,202
Bank Leumi Le-Israel BM	263,376	1,696,383
Check Point Software Technologies Ltd.(a)(c)	16,230	2,178,877
ICL Group Ltd.	88,272	429,344
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	256,674	1,128,168
Mizrahi Tefahot Bank Ltd.	14,523	449,510
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	612,269	5,253,268
		12,782,755
Italy — 4.6%
Enel SpA	1,880,109	11,934,144
Eni SpA	434,872	7,109,142
Intesa Sanpaolo SpA	3,342,281	8,709,286
Mediobanca Banca di Credito Finanziario SpA	97,203	1,161,133
Nexi SpA(a)(b)	110,290	640,874
Stellantis NV	1,258,978	23,520,659
Telecom Italia SpA/Milano(a)(c)	3,539,693	915,232
Tenaris SA, NVS	38,123	603,921
UniCredit SpA	620,474	15,555,043
		70,149,434
Japan — 35.3%
AGC Inc.	68,800	2,340,513
Aisin Corp.	48,200	1,679,040
Asahi Group Holdings Ltd.	148,100	5,356,835
Asahi Kasei Corp.	268,400	1,650,065
Astellas Pharma Inc.	338,400	4,280,716
Bridgestone Corp.	98,500	3,727,753
Brother Industries Ltd.	129,600	2,021,792
Canon Inc.	478,100	11,302,607
Central Japan Railway Co.	180,700	4,067,267
Chiba Bank Ltd. (The)	110,500	823,064
Chubu Electric Power Co. Inc.	364,200	4,401,046
Concordia Financial Group Ltd.	262,000	1,217,356
Dai Nippon Printing Co. Ltd.	60,500	1,578,279
Dai-ichi Life Holdings Inc.	112,800	2,382,902
Daito Trust Construction Co. Ltd.	35,700	3,829,409
Daiwa House Industry Co. Ltd.	249,700	6,868,162
Daiwa House REIT Investment Corp.	308	545,082
Daiwa Securities Group Inc.	233,000	1,343,587
Denso Corp.	239,200	3,532,107
Dentsu Group Inc.	28,800	836,524
ENEOS Holdings Inc.	602,500	2,232,514
Fuji Electric Co. Ltd.	23,100	879,524
FUJIFILM Holdings Corp.	162,600	8,893,856
Fujitsu Ltd.	56,600	7,332,386
Hankyu Hanshin Holdings Inc.	41,000	1,290,007
Hirose Electric Co. Ltd.	7,400	838,413
Hitachi Construction Machinery Co. Ltd.	29,600	764,738
Hitachi Ltd.	217,100	13,761,226
Security	Shares	Value

Japan (continued)
Honda Motor Co. Ltd.	1,654,500	$16,956,593
Hulic Co. Ltd.	195,900	1,796,036
Ibiden Co. Ltd.	31,600	1,347,312
Idemitsu Kosan Co. Ltd.	47,800	1,085,303
Iida Group Holdings Co. Ltd.	45,900	712,698
Inpex Corp.	245,900	3,568,221
Isuzu Motors Ltd.	146,100	1,629,110
ITOCHU Corp.	347,800	12,528,112
Japan Post Bank Co. Ltd.	258,700	2,397,942
Japan Post Holdings Co. Ltd.	773,100	6,842,865
Japan Post Insurance Co. Ltd.	46,200	889,631
Japan Real Estate Investment Corp.	140	520,005
Japan Tobacco Inc.	424,100	9,872,563
JFE Holdings Inc.	225,600	3,143,254
Kajima Corp.	159,300	2,632,813
Kansai Electric Power Co. Inc. (The)	338,200	4,330,256
Kawasaki Kisen Kaisha Ltd.	34,800	1,193,291
KDDI Corp.	197,500	5,908,158
Kirin Holdings Co. Ltd.	189,600	2,664,509
Koito Manufacturing Co. Ltd.	29,700	444,987
Komatsu Ltd.	216,700	4,978,983
Kubota Corp.	188,000	2,528,457
Kyocera Corp.	150,300	7,408,498
Lixil Corp.	67,000	734,660
Marubeni Corp.	603,300	8,821,318
Mazda Motor Corp.	226,900	2,193,213
MEIJI Holdings Co. Ltd.	66,000	1,624,524
MINEBEA MITSUMI Inc.	65,900	1,033,265
Mitsubishi Chemical Group Corp.	341,900	1,934,677
Mitsubishi Corp.	464,200	21,638,937
Mitsubishi Electric Corp.	447,900	5,135,849
Mitsubishi Estate Co. Ltd.	259,100	3,316,563
Mitsubishi HC Capital Inc.	158,800	1,046,846
Mitsubishi Heavy Industries Ltd.	87,900	4,527,259
Mitsubishi UFJ Financial Group Inc.	2,789,200	23,399,009
Mitsui & Co. Ltd.	515,700	18,742,686
Mitsui Chemicals Inc.	50,000	1,260,223
Mitsui OSK Lines Ltd.	158,800	4,099,786
Mizuho Financial Group Inc.	676,270	11,481,969
MS&AD Insurance Group Holdings Inc.	50,600	1,854,010
Murata Manufacturing Co. Ltd.	388,500	6,654,763
NEC Corp.	121,300	5,840,668
NGK Insulators Ltd.	79,400	970,129
Nippon Building Fund Inc.	347	1,394,223
Nippon Express Holdings Inc.	23,800	1,223,210
Nippon Steel Corp.	309,000	6,664,772
Nippon Telegraph & Telephone Corp.	4,643,000	5,463,765
Nippon Yusen KK	261,000	6,385,950
Nissan Motor Co. Ltd.	964,500	3,711,378
Nomura Holdings Inc.	823,600	3,181,901
NTT Data Corp.	147,300	1,816,195
Obayashi Corp.	222,500	1,905,892
Oji Holdings Corp.	294,500	1,259,541
Ono Pharmaceutical Co. Ltd.	93,000	1,606,062
ORIX Corp.	214,000	3,891,876
Osaka Gas Co. Ltd.	159,300	3,004,043
Otsuka Holdings Co. Ltd.	111,400	3,748,158
Panasonic Holdings Corp.	480,800	4,218,294
Renesas Electronics Corp.(a)	532,200	6,990,776
Resona Holdings Inc.	486,400	2,598,990
Ricoh Co. Ltd.	375,300	3,041,847
Rohm Co. Ltd.	148,600	2,380,863

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
SBI Holdings Inc.	48,600	$1,045,626
SCSK Corp.	31,700	541,127
Secom Co. Ltd.	29,900	2,076,699
Seiko Epson Corp.	158,900	2,206,036
Sekisui Chemical Co. Ltd.	64,900	888,927
Sekisui House Ltd.	127,000	2,487,009
Seven & i Holdings Co. Ltd.	188,900	6,921,050
Shimizu Corp.	201,700	1,435,395
Shionogi & Co. Ltd.	62,200	2,896,318
Shizuoka Financial Group Inc., NVS	107,100	910,752
SoftBank Group Corp.	205,000	8,395,581
Subaru Corp.	167,200	2,894,281
SUMCO Corp.	167,600	2,165,752
Sumitomo Chemical Co. Ltd.	430,300	1,093,720
Sumitomo Corp.	476,100	9,359,011
Sumitomo Electric Industries Ltd.	184,900	1,941,122
Sumitomo Metal Mining Co. Ltd.	52,600	1,477,637
Sumitomo Mitsui Financial Group Inc.	343,000	16,535,335
Sumitomo Mitsui Trust Holdings Inc.	76,800	2,879,753
Suntory Beverage & Food Ltd.	30,900	929,875
Suzuki Motor Corp.	71,900	2,790,583
T&D Holdings Inc.	52,500	936,559
Taisei Corp.	55,200	1,871,981
Takeda Pharmaceutical Co. Ltd.	410,700	11,148,339
TDK Corp.	174,300	6,521,472
Tokyo Electric Power Co. Holdings Inc.(a)	1,083,000	4,582,974
Tokyo Gas Co. Ltd.	138,700	3,114,808
Toppan Inc.	80,600	1,858,948
Toray Industries Inc.	266,900	1,291,219
Toshiba Corp.(a)	64,570	1,962,969
Tosoh Corp.	73,500	899,950
Toyota Industries Corp.	47,400	3,513,037
Toyota Motor Corp.	2,282,400	39,927,710
Toyota Tsusho Corp.	71,900	3,827,689
Yamaha Motor Co. Ltd.	71,100	1,737,460
Yamato Holdings Co. Ltd.	46,600	776,170
Yokogawa Electric Corp.	56,600	1,027,585
Z Holdings Corp.	208,500	531,568
		543,356,484
Netherlands — 2.3%
ABN AMRO Bank NV, CVA(b)	99,484	1,339,911
Aegon NV	464,755	2,260,228
AerCap Holdings NV(a)	50,765	3,153,522
EXOR NV, NVS(c)	17,885	1,535,055
ING Groep NV	740,776	9,497,137
JDE Peet’s NV	33,575	932,195
Koninklijke Ahold Delhaize NV	298,650	8,843,560
Koninklijke Philips NV(a)	244,640	4,653,658
NN Group NV.	69,961	2,243,816
OCI NV.	11,731	273,341
Randstad NV	22,060	1,142,371
		35,874,794
Norway — 0.5%
Adevinta ASA(a)	32,225	283,243
Aker BP ASA	24,813	715,151
Equinor ASA	96,291	3,227,982
Norsk Hydro ASA	188,657	1,075,855
Orkla ASA	171,121	1,179,450
Yara International ASA	33,097	1,082,998
		7,564,679
Security	Shares	Value

Singapore — 0.5%
Jardine Cycle & Carriage Ltd.	19,600	$403,755
Keppel Corp. Ltd.	333,900	1,515,687
Keppel REIT.	67,500	39,195
Seatrium Ltd.(a)	6,075,683	497,592
Singapore Airlines Ltd.	229,400	1,024,331
Singapore Telecommunications Ltd.	892,800	1,551,395
Wilmar International Ltd.	880,700	2,289,630
		7,321,585
Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	50,636	1,831,199
Banco Bilbao Vizcaya Argentaria SA	1,369,122	10,771,197
Banco Santander SA	5,339,388	19,637,913
CaixaBank SA	870,737	3,540,016
Grifols SA(a)	88,069	988,249
Repsol SA	326,619	4,782,404
Telefonica SA	909,277	3,512,206
		45,063,184
Sweden — 1.2%
Boliden AB	37,594	963,652
Industrivarden AB, Class A	14,949	386,811
Securitas AB, Class B	104,691	838,617
Skanska AB, Class B	67,983	1,020,692
SKF AB, Class B	74,388	1,206,013
Svenska Handelsbanken AB, Class A	135,732	1,157,209
Swedbank AB, Class A	117,082	1,922,874
Telefonaktiebolaget LM Ericsson, Class B	1,196,882	5,361,707
Telia Co. AB	255,137	540,876
Volvo AB, Class B	244,104	4,836,967
Volvo Car AB, Class B(a)	64,925	223,932
		18,459,350
Switzerland — 5.4%
Adecco Group AG, Registered	37,814	1,431,016
Coca-Cola HBC AG, Class DI	33,782	877,037
Holcim AG	82,141	5,078,594
Novartis AG, Registered	369,854	34,625,567
Roche Holding AG, NVS	84,777	21,847,844
Sandoz Group AG(a)	73,938	1,922,315
Siemens Energy AG(a)(c)	102,426	910,662
STMicroelectronics NV(c)	179,301	6,834,970
UBS Group AG, Registered	428,580	10,070,099
		83,598,104
United Kingdom — 16.1%
3i Group PLC	177,142	4,176,579
abrdn PLC.	242,448	462,856
Anglo American PLC	260,647	6,641,175
Associated British Foods PLC	118,428	2,921,388
Aviva PLC	463,047	2,242,799
BAE Systems PLC	430,290	5,785,835
Barclays PLC	6,179,025	9,917,618
Barratt Developments PLC	260,081	1,311,639
Berkeley Group Holdings PLC	18,082	888,849
BP PLC	2,060,199	12,579,601
British American Tobacco PLC	1,191,368	35,589,025
BT Group PLC	1,852,715	2,544,567
CNH Industrial NV	204,356	2,264,669
Coca-Cola Europacific Partners PLC	33,461	1,957,803
DCC PLC.	19,365	1,075,803
Glencore PLC	2,129,398	11,279,046
GSK PLC	813,236	14,497,364
Haleon PLC	977,002	3,915,907
Hikma Pharmaceuticals PLC	41,354	958,153

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
HSBC Holdings PLC	4,264,832	$30,793,860
Imperial Brands PLC	396,480	8,446,674
Informa PLC	151,837	1,315,587
J Sainsbury PLC	937,462	2,933,147
Kingfisher PLC	493,766	1,260,839
Lloyds Banking Group PLC	16,989,109	8,268,578
NatWest Group PLC, NVS	1,468,550	3,195,295
Pearson PLC	82,106	950,436
Persimmon PLC	61,910	766,693
Phoenix Group Holdings PLC.	96,140	531,067
Rio Tinto PLC	186,517	11,899,869
Shell PLC	957,704	30,863,759
Smith & Nephew PLC	125,910	1,409,074
Standard Chartered PLC	877,253	6,726,189
Taylor Wimpey PLC	809,633	1,093,525
Tesco PLC	2,503,908	8,216,718
Vodafone Group PLC	7,634,288	7,027,649
WPP PLC	161,978	1,394,828
		248,104,463

Total Common Stocks — 97.7%
(Cost: $1,524,088,014)		1,503,558,608

Preferred Stocks

Germany — 1.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	21,681	1,843,527
Henkel AG & Co. KGaA, Preference Shares, NVS	39,313	2,835,847
Porsche Automobil Holding SE, Preference Shares, NVS	83,699	3,746,208
Volkswagen AG, Preference Shares, NVS	99,585	10,561,056
		18,986,638

Total Preferred Stocks — 1.3%
(Cost: $28,756,006)		18,986,638
Total Long-Term Investments — 99.0%
(Cost: $1,552,844,020)		1,522,545,246
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	10,275,441	$10,279,551
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	420,000	420,000

Total Short-Term Securities — 0.7%
(Cost: $10,698,459)		10,699,551

Total Investments — 99.7%
(Cost: $1,563,542,479)		1,533,244,797

Other Assets Less Liabilities — 0.3%		5,305,709

Net Assets — 100.0%		$1,538,550,506

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,275,031	$4,003,318	(a)	$—	$659	$543	$10,279,551	10,275,441	$7,398	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	410,000	10,000	(a)	—	—	—	420,000	420,000	4,007		—
					$659	$543	$10,699,551		$11,405		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
October 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
TOPIX Index	36	12/07/23	$5,424	$(144,191)
Euro STOXX 50 Index	127	12/15/23	5,483	(156,733)
FTSE 100 Index	54	12/15/23	4,820	(151,950)
				$(452,874)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$57,841,109	$1,445,717,499	$—	$1,503,558,608
Preferred Stocks	—	18,986,638	—	18,986,638
Short-Term Securities
Money Market Funds	10,699,551	—	—	10,699,551
	$68,540,660	$1,464,704,137	$—	$1,533,244,797
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(452,874)	$—	$(452,874)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust